ACQUISITION OF MBNA LIMITED (Details) - GBP (£) £ in Millions		12 Months Ended
	Jun. 01, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Acquisitions through business combinations, intangible assets and goodwill		£ 302
Loans and advances to customers		472,498	£ 457,958
Profit (loss) before tax		5,625	3,888	£ 1,644
Revenue		34,237	£ 39,611	£ 23,150
Payment Protection Insurance [Member]
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
PPI liability cap		240
MBNA Limited [Member]
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
Receivables from contracts with customers	£ 7,628
MBNA Limited [Member] | FIA Jersey Holdings Limited [Member]
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Consideration transferred, acquisition-date fair value	£ 2,016
Acquisitions through business combinations, intangible assets and goodwill	302
MBNA Limited [Member] | Book value [Member]
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
Loans and advances to customers	£ 7,466
MBNA Limited [Member] | Post-acquisition [Member]
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
Other income (expense) from subsidiaries, jointly controlled entities and associates		436
Profit (loss) before tax		146
MBNA Limited [Member] | Had the acquisition date been 1 January 2017 [Member]
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
Profit (loss) before tax		5,737
Increase (decrease) in consolidated total income		329
Revenue		34,566
Increase (decrease) in consolidated profit before tax		112
MBNA Limited [Member] | Goodwill [member]
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
Increase (decrease) through acquisition of subsidiary, equity		19
MBNA Limited [Member] | Other assets [member]
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
Increase (decrease) through acquisition of subsidiary, equity		(23)
MBNA Limited [Member] | Deferred tax assets [Member]
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
Increase (decrease) through acquisition of subsidiary, equity		4
MBNA Limited [Member] | Operating expense [Member]
ACQUISITION OF MBNA LIMITED (Details) [Line Items]
Acquisition-related costs		£ 21